RELATED PARTY TRANSACTIONS - Transactions with Hygo and Affiliates - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 15, 2021	Dec. 31, 2020	Dec. 31, 2019
The Cool Pool | Voyage, Charter Hire And Commission Expenses
Related Party Transaction [Line Items]
Operating Expenses		$ 2,900	$ 2,100	$ 1,600
Hygo Energy Transition Ltd | Debt guarantee
Related Party Transaction [Line Items]
Gross long-term debt obligations			422,300
Hygo Energy Transition Ltd | Other
Related Party Transaction [Line Items]
Related party transaction amount		0	0	(2)
Hygo Energy Transition Ltd | Other | LIBOR
Related Party Transaction [Line Items]
Related party transaction, rate	5.00%
Hygo Energy Transition Ltd | Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount		$ 676	$ 3,826	693
Hygo Energy Transition Ltd | Loan To Related Party
Related Party Transaction [Line Items]
Loan to related party	$ 7,000			$ 7,000